ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012
Cash and cash equivalents	1.9	0.4
Restricted cash	2.3	2.7
Accounts receivable	0.5	17.1
Inventories	0.6	5.4
Prepaids and other	0	0.5
Property, plant and equipment	24.7	25.8
Other assets	4.3	4.3
Assets held for sale	34.3	56.2
Accounts payable and accrued liabilities	15.2	14.8
Liabilities associated with assets held for sale	15.2	14.8